UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22392

Cohen & Steers Preferred Securities and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 42.4%
BANK 12.3%
Ally Financial, 7.35%, due 8/8/32	50,000	$1,209,000
Ally Financial, 7.375%, due 12/16/44	46,000	1,110,900
Ally Financial, 8.50%, due 5/15/16, Series A	56,000	1,392,720
BAC Capital Trust II, 7.00%, due 2/1/32, Series V	59,349	1,489,066
Citigroup, 8.50%, Series F	55,000	1,432,750
Citigroup Capital VII, 7.125%, due 7/31/31, (TruPS)	30,654	765,737
Citigroup Capital VIII, 6.95%, due 9/15/31, (TruPS)	186,398	4,611,487
Citigroup Capital XIII, 7.875%, due 10/30/40	48,000	1,315,200
CoBank ACB, 7.00%, 144A ($50 Par Value)(a),(b)	62,000	2,919,816
Fifth Third Capital Trust VI, 7.25%, due 11/15/67	100,351	2,544,901
Fifth Third Capital Trust VII, 8.875%, due 5/15/68	30,403	802,031
KeyCorp, 7.75%, due 12/31/49, Series A ($100 Par Value)(Convertible)	14,277	1,604,735
KeyCorp Capital IX, 6.75%, due 12/15/66	100,240	2,511,012
KeyCorp Capital X, 8.00%, due 3/15/68, (TruPS)	57,170	1,493,280
Regions Financing Trust III, 8.875%, due 6/15/78	92,000	2,399,360
SunTrust Capital IX, 7.875%, due 3/15/68	20,000	521,000
Wachovia Corp., 7.25%, Series A	62,671	1,601,244
Zions Bancorp, 9.50%, due 12/29/49, Series C	24,800	649,760
		30,373,999
BANK—FOREIGN 4.8%
Barclays Bank PLC, 7.10%, Series III	35,850	904,137
Barclays Bank PLC, 7.75%, Series IV	98,287	2,527,941
Deutsche Bank Contingent Capital Trust III, 7.60%	117,585	3,083,079
HSBC Holdings PLC, 8.00%, Series II	27,625	753,610
Lloyds Banking Group PLC, 7.75%, due 7/15/50	45,000	1,185,750
National Westminster Bank PLC, 7.76%, Series C	121,446	2,919,562
Santander Finance Preferred, 10.50%, Series X	22,031	626,782
		12,000,861

	Number of Shares	Value
ELECTRIC—INTEGRATED 0.2%
FPC Capital I, 7.10%, due 5/13/39, Series A (QUIPS)	17,019	$433,134
FINANCE 3.5%
CREDIT CARD 0.4%
Capital One Capital II, 7.50%, due 6/15/66, (TruPS)	39,526	1,007,123
INVESTMENT BANKER/BROKER 1.2%
GMAC Capital Trust I, 8.125%, due 2/15/40, Series II	90,000	2,295,000
Morgan Stanley Capital Trust VII, 6.60%, due 10/15/66	29,105	706,669
		3,001,669
MORTGAGE LOAN/BROKER 1.9%
Countrywide Capital IV, 6.75%, due 4/1/33	67,340	1,668,012
Countrywide Capital V, 7.00%, due 11/1/36	117,127	2,929,346
		4,597,358
TOTAL FINANCE		8,606,150
INSURANCE 5.7%
LIFE/HEALTH INSURANCE—FOREIGN 1.0%
Aegon NV, 6.875%	37,506	890,393
Aegon NV, 7.25%	66,922	1,655,650
		2,546,043
MULTI-LINE 1.6%
American Financial Group, 7.00%, due 9/30/50	35,542	892,104
American International Group, 7.70%, due 12/18/62	118,753	2,960,512
		3,852,616
MULTI-LINE—FOREIGN 2.7%
Allianz SE, 8.375%	74,175	1,986,503
ING Groep N.V., 7.375%	151,186	3,633,000
ING Groep N.V., 8.50%	44,018	1,129,942
		6,749,445

	Number of Shares	Value
REINSURANCE—FOREIGN 0.4%
Arch Capital Group Ltd., 7.875%, Series B	28,300	$718,254
Aspen Insurance Holdings Ltd., 7.401%	10,803	263,161
		981,415
TOTAL INSURANCE		14,129,519
INTEGRATED TELECOMMUNICATIONS SERVICES 1.4%
Telephone & Data Systems, 6.875%, due 11/15/59	82,639	2,063,496
Telephone & Data Systems, 7.00%, due 3/15/60	30,000	749,400
Telephone & Data Systems, 7.60%, due 12/1/41, Series A	30,741	772,521
		3,585,417
MEDIA—DIVERSIFIED SERVICES 0.7%
CBS Corp., 6.75%, due 3/27/56	37,067	931,864
Comcast Corp., 6.625%, due 5/15/56	28,050	730,142
		1,662,006
REAL ESTATE 13.1%
DIVERSIFIED 2.5%
Cousins Properties, 7.75%, Series A	46,790	1,174,429
Duke Realty Corp., 7.25%, Series N	24,640	615,753
DuPont Fabros Technology, 7.875%, Series A	87,700	2,196,885
Harris Preferred Capital Corp., 7.375%, Series A	8,362	210,221
Lexington Corporate Properties Trust, 8.05%, Series B	75,850	1,899,284
		6,096,572
HEALTH CARE 1.0%
Cogdell Spencer, 8.50%, Series A	55,000	1,357,400
Health Care REIT, 6.50%, Series I ($50 Par Value)(Convertible)	23,000	1,198,300
		2,555,700
HOTEL 0.5%
Pebblebrook Hotel Trust, 7.875%, Series A	50,000	1,249,500
INDUSTRIAL 0.6%
First Potomac Realty Trust, 7.750%, Series A	60,000	1,500,000

	Number of Shares	Value
OFFICE 1.5%
CommonWealth REIT, 6.50%, Series D (Convertible)	40,000	$860,800
Cousins Properties, 7.50%, Series B	50,732	1,259,675
Hudson Pacific Properties, 8.375%, Series B	50,000	1,268,750
SL Green Realty Corp., 7.625%, Series C	15,528	389,132
		3,778,357
OFFICE/INDUSTRIAL 0.7%
PS Business Parks, 7.375%, Series O	72,394	1,820,709
RESIDENTIAL - APARTMENT 1.7%
Alexandria Real Estate Equities, 7.00%, Series D	35,000	899,500
Apartment Investment & Management Co., 7.75%, Series U	76,966	1,921,841
Equity Lifestyle Properties, 8.034%, Series A	60,000	1,487,400
		4,308,741
SHOPPING CENTER 4.2%
COMMUNITY CENTER 2.7%
Cedar Shopping Centers, 8.875%, Series A	38,000	951,900
Developers Diversified Realty Corp., 7.375%, Series H	52,289	1,296,767
Developers Diversified Realty Corp., 7.50%, Series I	57,100	1,424,645
Kite Realty Group Trust, 8.25%, Series A	52,490	1,278,657
Regency Centers Corp., 7.45%, Series C	39,000	982,800
Regency Centers Corp., 7.25%, Series D	25,300	629,717
Saul Centers, 9.00%, Series B	7,000	184,485
		6,748,971
REGIONAL MALL 1.5%
CBL & Associates Properties, 7.375%, Series D	114,948	2,794,386
Taubman Centers, 8.00%, Series G	30,000	758,700
		3,553,086
TOTAL SHOPPING CENTER		10,302,057

	Number of Shares	Value
SPECIALTY 0.4%
Entertainment Properties Trust, 7.375%, Series D	37,039	$886,714
TOTAL REAL ESTATE		32,498,350
TRANSPORT—MARINE 0.7%
Seaspan Corp., 9.50%, due 1/29/49, Series C	60,000	1,615,200
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$103,188,789)		104,904,636
PREFERRED SECURITIES—CAPITAL SECURITIES 50.8%
BANK 16.1%
Bank of America Corp., 8.125%, due 12/29/49	5,800,000	6,244,396
BB&T Capital Trust II, 6.75%, due 6/7/36	800,000	811,033
BB&T Capital Trust IV, 6.82%, due 6/12/57	1,000,000	998,750
Citigroup Capital III, 7.625%, due 12/1/36	3,000,000	3,117,600
CoBank ACB, 11.00%, Series C, 144A($50 Par Value)(a)	45,000	2,505,938
Farm Credit Bank of Texas, 10.00%, due 12/15/20, Series I	5,400	6,064,875
JP Morgan Chase & Co., 7.90%, due 4/29/49	7,100,000	7,795,111
NB Capital Trust II, 7.83%, due 12/15/26	1,750,000	1,802,500
Wachovia Capital Trust V, 7.965%, due 6/1/27, 144A(a)	2,000,000	2,055,882
Wells Fargo & Co., 7.98%, due 3/29/49	5,650,000	6,215,000
Wells Fargo & Co., 7.50%, Series L (Convertible)	2,250	2,329,200
		39,940,285

	Number of Shares	Value
BANK—FOREIGN 12.9%
Abbey National Capital Trust I, 8.963%, due 12/29/49	700,000	$768,330
Barclays Bank PLC, 6.278%, due 12/31/49	1,250,000	1,087,500
Barclays Bank PLC, 6.86%, due 9/29/49, 144A (FRN)(a)	3,400,000	3,213,000
BBVA Bancomer SA Texas, 6.50%, due 3/10/21, 144A(a)	1,500,000	1,489,743
BBVA International Preferred SA, 5.919%, due 12/31/49, (FRN)	1,100,000	932,124
BNP Paribas, 7.195%, due 12/31/49, 144A(a)	2,800,000	2,716,000
BPCE SA, 9.00%, due 12/31/49	750,000	1,100,633
Claudius Ltd., 7.875%, due 12/29/49, (United Kingdom)	2,000,000	2,070,000
HSBC Capital Funding LP, 10.176%, due 12/29/49, 144A(a)	3,424,000	4,622,400
Intesa Sanpaolo SpA, 9.50%, due 6/1/16	1,000,000	1,438,457
LBG Capital No.1 PLC, 8.00%, due 12/29/49, 144A(a)	2,550,000	2,460,750
Rabobank Nederland, 8.375%, due 12/31/49, Series EMTN	1,250,000	1,339,571
Rabobank Nederland, 11.00%, due 6/29/49, 144A(a)	1,080,000	1,410,873
Resona Preferred Global Securities, 7.191%, due 12/29/49, 144A (FRN)(a)	720,000	718,289
Santander Finance Preferred SA Unipersonal, 11.30%, due 12/31/49, Series VIII	750,000	1,311,433
Santander UK PLC, 7.95%, due 10/26/29	1,500,000	1,591,362
SMFG Preferred Capital, 9.50%, due 7/29/49, 144A (FRN)(a)	1,100,000	1,298,000
Standard Chartered PLC, 7.014%, due 7/29/49, 144A(a)	2,450,000	2,389,715
		31,958,180
FINANCE 3.6%
CREDIT CARD 2.1%
American Express Co., 6.80%, due 9/1/66	1,950,000	2,003,625
Capital One Capital III, 7.686%, due 8/15/36	2,950,000	3,064,312
		5,067,937
DIVERSIFIED FINANCIAL SERVICES 0.6%
Credit Suisse Group Guernsey I Ltd., 7.875%, due 2/24/41	1,500,000	1,543,500
INVESTMENT BANKER/BROKER 0.5%
Schwab Capital Trust I, 7.50%, due 11/15/37	1,250,000	1,295,528

	Number of Shares	Value
MORTGAGE LOAN/BROKER 0.4%
Countrywide Capital III, 8.05%, due 6/15/27, Series B	910,000	$944,125
TOTAL FINANCE		8,851,090
INSURANCE 11.9%
LIFE/HEALTH INSURANCE 1.7%
American General Institutional Capital B, 8.125%, due 3/15/46, 144A(a)	1,000,000	1,092,500
Great-West Life & Annuity Insurance Co., 7.153%, due 5/16/46, 144A(a)	1,300,000	1,352,000
Lincoln National Corp., 7.00%, due 5/17/66	1,750,000	1,754,375
		4,198,875
LIFE/HEALTH INSURANCE—FOREIGN 1.9%
Dai-Ichi Mutual Life, 7.25%, due 12/31/49, 144A(a)	1,500,000	1,487,897
Prudential PLC, 7.75%, due 6/23/16, Series EMTN	3,250,000	3,298,750
		4,786,647
MULTI-LINE 3.9%
American International Group, 8.175%, due 5/15/58, (FRN)	2,000,000	2,167,500
AON Corp., 8.205%, due 1/1/27	1,000,000	1,115,726
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(a)	1,850,000	1,998,000
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(a)	3,525,000	4,274,062
		9,555,288
MULTI-LINE—FOREIGN 1.7%
AXA SA, 8.60%, due 12/15/30	1,000,000	1,185,916
AXA SA, 6.463%, due 12/29/49, 144A (FRN)(a)	1,000,000	882,500
Old Mutual Capital Funding, 8.00%, due 5/29/49	2,250,000	2,238,750
		4,307,166
PROPERTY CASUALTY 1.7%
ACE Capital Trust II, 9.70%, due 4/1/30	1,800,000	2,281,500
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a)	1,825,000	1,834,125
		4,115,625

	Number of Shares	Value
REINSURANCE—FOREIGN 1.0%
Catlin Insurance Co., 7.249%, due 12/31/49, 144A(a)	2,650,000	$2,517,500
TOTAL INSURANCE		29,481,101
INTEGRATED TELECOMMUNICATIONS SERVICES 2.4%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(a)	5,233	5,795,547
PIPELINES 1.7%
Enbridge Energy Partners LP, 8.05%, due 10/1/37	1,550,000	1,647,281
Enterprise Products Operating LP, 8.375%, due 8/1/66	2,360,000	2,551,545
		4,198,826
UTILITIES 2.2%
ELECTRIC UTILITIES 0.7%
FPL Group Capital, 7.30%, due 9/1/67, Series D	1,600,000	1,672,130
MULTI UTILITIES 1.5%
Dominion Resources, 7.50%, due 6/30/66, Series A	2,395,000	2,508,470
PPL Capital Funding, 6.70%, due 3/30/67, Series A	1,280,000	1,263,932
		3,772,402
TOTAL UTILITIES		5,444,532
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$122,402,297)		125,669,561

	Principal Amount

CORPORATE BONDS 3.3%
BANK 1.0%
Regions Financial Corp., 7.375%, due 12/10/37	$1,500,000	1,473,750
Zions Bancorp, 5.65%, due 5/15/14	1,015,000	1,035,606
		2,509,356

		Principal Amount	Value
INSURANCE—PROPERTY CASUALTY 0.9%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(a)		2,500,000	$2,305,932
INTEGRATED TELECOMMUNICATIONS SERVICES 1.0%
Citizens Communications Co., 9.00%, due 8/15/31		2,350,000	2,414,625
REAL ESTATE—SHOPPING CENTER 0.4%
BR Malls International Finance Ltd., 8.50%, due 1/29/49, (Brazil), 144A(a)		1,000,000	1,050,000
TOTAL CORPORATE BONDS (Identified cost—$8,153,645)			8,279,913
SHORT-TERM INVESTMENTS 2.2%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.01%(c)		2,700,078	2,700,078
State Street Institutional Liquid Reserves Fund, 0.19%(c)		2,700,838	2,700,838
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$5,400,916)			5,400,916

TOTAL INVESTMENTS (Identified cost—$239,145,647)	98.7%		244,255,026

OTHER ASSETS IN EXCESS OF LIABILITIES	1.3		3,341,007

NET ASSETS	100.0%		$247,596,033

Glossary of Portfolio Abbreviations

FRN	Floating Rate Note
QUIPS	Quarterly Income Preferred Securities
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities

Note: Percentages indicated are based on the net assets of the Fund.

(a)          Resale is restricted to qualified institutional investors. Aggregate holdings equal 21.2% of net assets of the Fund, of which 1.2% are illiquid.

(b)         Illiquid security.  Aggregate holdings equal 1.2% of net assets of the Fund.

(c)          Rate quoted represents the seven day yield of the fund.

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities – $25 Par Value – Bank	$30,373,999	$27,454,183	$—	$2,919,816
Preferred Securities – $25 Par Value – Insurance – Multi-Line – Foreign	6,749,445	4,762,942	1,986,503	—
Preferred Securities – $25 Par Value – Other Industries	67,781,192	67,781,192	—	—
Preferred Securities – Capital Securities – Bank	39,940,285	2,329,200	37,611,085	—
Preferred Securities – Capital Securities – Other Industries	85,729,276	—	85,729,276	—
Corporate Bonds	8,279,913	—	8,279,913	—
Money Market Funds	5,400,916	—	5,400,916	—
Total Investments	$244,255,026	$102,327,517	$139,007,693	$2,919,816

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2010	$—
Change in unrealized appreciation(depreciation)	(15,344)
Purchases	2,935,160
Balance as of March 31, 2011	$2,919,816

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. The Level 3 security has been fair valued utilizing inputs and assumptions which include book value, recent comparables in similar securities, as well as liquidity and market risk factors.

Note 2. Income Tax Information

As of March 31, 2011, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$5,431,488
Gross unrealized depreciation	(322,109)
Net unrealized appreciation	$5,109,379
Cost for federal income tax purposes	$239,145,647

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin	By:	/s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 27, 2011